LONG-TERM OPERATING COMMITMENTS	12 Months Ended
Dec. 31, 2023
LONG-TERM OPERATING COMMITMENTS
LONG-TERM OPERATING COMMITMENTS

NOTE 31 - LONG-TERM OPERATING COMMITMENTS

The Company’s long-term commitments, related mainly to contracts for the purchase of electricity and fuel, are as follows:

Commitments	2025	2026	2027	2028	2029	After 2029
Sale of Energy	12,094,553	8,107,099	6,092,008	4,780,884	9,452,610	23,238,136
Energy purchase	2,680,370	2,206,182	2,183,270	1,923,612	4,014,300	12,098,509
Related to jointly controlled companies	148,086	—	—	—	—	—
Acquisitions of fixed assets	10,659,339	13,837,958	6,790,375	4,540,692	638,549	1,158,755
Fuel Suppliers	3,683,717	3,683,717	3,449,562	3,449,562	3,449,562	3,162,100
Construction	2,488	2,666	1,451	1,775	399	1,158
Socio-environmental	37,899	37,899	37,899	37,899	37,899	37,860

Accounting Policy

The Company shows the undertaking for acquisition of fixed assets and the commitments related to its subsidiary joint ventures separately from the value of its other commitments, in accordance with the requirements of the accounting standards IAS 16 - Fixed assets and IFRS 12 - Disclosure of Holdings in other Entities. In addition, energy purchase and sale commitments, and purchases with fuel suppliers are also shown.